Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 5,687,671	$ 4,298,235
Work in process	916,997	642,235
Finished goods	546,208	1,300,383
Inventory valuation allowance	(94,417)	(13,397)
Total	$ 7,056,459	$ 6,227,456